FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS
3. Fair Value Measurements
We measure certain financial liabilities at fair value on a recurring basis. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. We establish a three-level hierarchy to prioritize the inputs used in measuring fair value. The levels are described below with level 1 having the highest priority and level 3 having the lowest:
Level 1 - Observable inputs such as quoted prices in active markets
Level 2 - Inputs other than the quoted prices in active markets that are observable either directly or indirectly
Level 3 - Unobservable inputs in which there is little or no market data, which require our company to develop its own assumptions
Liabilities Measured on a Recurring Basis
The following table presents the hierarchy for our liabilities measured at fair value (in thousands):

	September 30, 2022				December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities:
Icagen contingent liabilities (1)	$—	$—	$5,332	$5,332	$—	$—	$7,364	$7,364
xCella contingent liabilities (2)	—	—	480	480	—	—	—	—

Total liabilities	$—	$—	$5,812	$5,812	$—	$—	$7,364	$7,364

1.
The fair value of Icagen contingent liabilities was determined using a probability weighted income approach. Most of the contingent payments are based on certain revenue milestones as defined in the asset purchase agreement with Icagen. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s estimates regarding the timing and probability of achievement of certain developmental and regulatory milestones. During the year ended December 31, 2021, we paid $1.1 million towards the contingent liability based on revenue milestones to former Icagen shareholders. During the nine months ended September 30, 2022, we paid $1.5 million towards the contingent liability based on revenue milestones to former Icagen shareholders.
2.
The xCella contingent liability is determined when the contingency is resolved and the consideration becomes payable. Management concluded that no earnout liability would be recognized at the acquisition date in September 2020. During the year ended December 31, 2021, we paid $0.7 million towards the contingent liability based on revenue milestones to former xCella shareholders. During the nine months ended September 30, 2022, we paid $1.0 million towards the contingent liability based on revenue milestones to former xCella shareholders.

A reconciliation of the level 3 financial instruments as of September 30, 2022 is as follows (in thousands):

Fair value of level 3 financial instruments as of December 31, 2021	$7,364
Payments to CVR holders	(2,505)
Fair value adjustments to contingent liabilities	(487)
Contingent liabilities from xCella asset acquisition	1,440

Fair value of level 3 financial instruments as of September 30, 2022	$5,812

The carrying amounts reported in our combined balance sheets for accounts receivable, other assets, accounts payable and other accrued expenses approximate fair value due to their relatively short periods to maturity.
Assets Measured on a
Non-Recurring
Basis
We apply fair value techniques on a
non-recurring
basis associated with valuing potential impairment losses related to our goodwill, indefinite-lived intangible assets and long-lived assets.
We evaluate goodwill and indefinite-lived intangible assets annually for impairment and whenever circumstances occur indicating that goodwill might be impaired. We determine the fair value of our reporting unit based on a combination of inputs, including the market capitalization of Ligand, as well as level 3 inputs such as discounted cash flows, which are not observable from the market, directly or indirectly. We determine the fair value of our indefinite-lived intangible assets using the income approach based on level 3 inputs.
There was no impairment of our goodwill, indefinite-lived assets, or long-lived assets recorded during the nine months ended September 30, 2022 and 2021.

5. Fair Value Measurement
We measure certain financial liabilities at fair value on a recurring basis. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. We establish a three-level hierarchy to prioritize the inputs used in measuring fair value. The levels are described below with level 1 having the highest priority and level 3 having the lowest:
Level 1 — Observable inputs such as quoted prices in active markets
Level 2 — Inputs other than the quoted prices in active markets that are observable either directly or indirectly
Level 3 — Unobservable inputs in which there is little or no market data, which require our company to develop its own assumptions
Liabilities Measured on a Recurring Basis
The following table presents the hierarchy for our liabilities measured at fair value (in thousands):

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities:
Crystal contingent liabilities (1)	$—	$—	$—	$—	$—	$—	$800	$800
Icagen contingent liabilities (2)	—	—	7,364	7,364	—	—	6,404	6,404

Total liabilities	$—	$—	$7,364	$7,364	$—	$—	$7,204	$7,204

(1)
We acquired Crystal Bioscience in October 2017. The fair value of Crystal contingent liabilities was determined using a probability weighted income approach. Most of the contingent payments are based on development or regulatory milestones as defined in the merger agreement with Crystal. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s estimates regarding the timing and probability of achievement of certain developmental and regulatory milestones.

Changes in these estimates may materially affect the fair value. During the year ended December 31, 2020, we paid $1.8 million contingent liability on development milestones to former Crystal shareholders. During the year ended December 31, 2021, we made no payments former Crystal shareholders for contingent liability on development milestones.
(2)
The fair value of Icagen contingent liabilities was determined using a probability weighted income approach. Most of the contingent payments are based on certain revenue milestones as defined in the asset purchase agreement with Icagen. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s estimates regarding the timing and probability of achievement of certain developmental and regulatory milestones. Changes in these estimates may materially affect the fair value. During the year ended December 31, 2020, we paid $0.5 million contingent liability based on revenue milestones to former Icagen shareholders. During the year ended December 31, 2021, we paid $1.1 million contingent liability based on revenue milestones to former Icagen shareholders.

A reconciliation of the level 3 financial instruments as of December 31, 2021 and 2020 is as follows (in thousands):

Fair value of level 3 financial instruments as of January 1, 2020	$2,659
Payments to CVR holders and other contingent payments	(2,325)
Fair value adjustments to contingent liabilities	2,070
Contingent liabilities from Icagen acquisition	4,800

Fair value of level 3 financial instruments as of December 31, 2020	$7,204
Payments on contingent liabilities	(1,770)
Fair value adjustments to contingent liabilities	1,210
Contingent liabilities from xCella asset acquisition (1)	720

$7,364

(1)
The xCella contingent liabilities is determined when the contingency is resolved and the consideration becomes payable. Management concluded that no earnout liability would be recognized at the acquisition date in September 2020. During the year ended December 31, 2021, management paid $0.7 million of earnout liability to be allocated to the cost of the acquired assets due to contingencies being met as part of the acquisition agreement.
The carrying amounts reported in our combined balance sheets for accounts receivable, other assets, accounts payable and other accrued expenses approximate fair value due to relatively short periods to maturity.
Assets Measured on a
Non-Recurring
Basis
We apply fair value techniques on a
non-recurring
basis associated with valuing potential impairment losses related to our goodwill, indefinite-lived intangible assets, and long-lived assets.
We evaluate goodwill and indefinite-lived intangible assets annually for impairment and whenever circumstances occur indicating that goodwill might be impaired. We determine the fair value of our reporting unit based on a combination of inputs, including the market capitalization of Ligand, as well as Level 3 inputs such as discounted cash flows, which are not observable from the market, directly or indirectly. We determine the fair value of our indefinite-lived intangible assets using the income approach based on Level 3 inputs.
There were no impairment of our goodwill, indefinite-lived assets, or long-lived assets recorded during the years ended December 31, 2021 and 2020.

Avista Public Acquisition Corp. II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS
NOTE 8. FAIR VALUE MEASUREMENTS
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2022
Assets
Investments held in Trust Account	$237,188,875	$237,188,875	$—	$—
Liabilities
Derivative liability - Forward Purchase and Backstop Securities	$1,595,500	$—	$—	$1,595,500

The Forward Purchase and Backstop Securities were fair valued based on the difference between the current fair values of each of the underlying components of the agreement (i.e. the Class A ordinary shares and the warrants) and the present value of the contractual forward prices. As the Backstop Securities only apply in the event of and to the extent that the funds in the Company’s Trust Account falls below $100 million as the result of redemptions, the valuation considered an expected redemption rate based on redemption rates exhibited by similar companies in the market during the third quarter of 2022 and the expected post-redemption Trust Account balance. As the Forward Purchase and Backstop Securities will only apply in the event that the Company completes an initial business combination, the value reflects the probability of completing an initial business combination.
As of September 30, 2022, the derivative liability for the Forward Purchase and Backstop Securities is classified as Level 3 due to the use of unobservable inputs.
The following table provides the significant inputs to the valuation for the Forward Purchase and Backstop Securities liability as of March 23, 2022 (initial measurement):

As of March 23, 2022 (Initial Measurement)
Fair value of Forward Purchase and Backstop Securities	$10.34
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.52
Risk-free rate	0.95%
Discount factor	99.50%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	32.50%
Fair value of Forward Purchase and Backstop Securities	$448,380

The following table provides the significant inputs to the valuation for the Forward Purchase and Backstop Securities liability as of September 30, 2022:

At September 30, 2022
Fair value of Forward Purchase and Backstop Securities	$10.20
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.08
Risk-free rate	2.80%
Discount factor	99.80%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	50.00%
Fair value of Forward Purchase and Backstop Securities	$1,595,500
The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of December 31, 2021	$—
Initial measurement as of March 23, 2022	448,380
Change in fair value	591,310

Fair value as of March 31, 2022	1,039,690
Change in fair value	(656,300)

Fair value as of June 30, 2022	383,390
Change in fair value	1,212,110

Fair value as of September 30, 2022	$1,595,500

The Company recognized a loss in connection with changes in the fair value of the Forward Purchase and Backstop Securities of $1,212,110 and $0 within change in fair value of Forward Purchase and Backstop Securities in the condensed consolidated statements of operations for the three months ended September 30, 2022 and for the three months ended September 30, 2021, respectively. The Company recognized a loss in connection with changes in the fair value of the Forward Purchase and Backstop Securities of $1,147,120 and $0 within change in fair value of Forward Purchase and Backstop Securities in the condensed consolidated statements of operations for the nine months ended September 30, 2022 and for the period from February 5, 2021 (inception) through September 30, 2021, respectively.
As of December 31, 2021, the Company had no financial assets or liabilities measured at fair value on a recurring basis.